Business disposal (Details) - GBP (£) £ in Thousands	Oct. 31, 2021	Dec. 31, 2021
Vertical Advanced Engineering Ltd
Disclosure of detailed information about business combination [line items]
Net assets		£ 102
Vertical Advanced Engineering Ltd
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest disposed	100.00%